Financial debt (Details Textual) - MXN ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 25, 2012	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 25, 2017	Aug. 31, 2012
Disclosure of financial debt [Line Items]
Repayments of non-current borrowings		$ 53,900
Non-current portion of non-current borrowings		1,553,973	$ 950,412	$ 2,495,127
Interest expense on borrowings		$ (188,597)	$ (129,769)	$ (93,964)
Notional amount						$ 5,000,000
Debt securities, number					15,000,000	15,000,000
Debt securities, par value					$ 100	$ 100
Debt securities, term	5 years
Pesos denominated short term loans [Member]
Disclosure of financial debt [Line Items]
Borrowings, interest rate		8.06%		4.17%
Debt instruments issued					$ 1,500,000	$ 1,500,000
Pesos denominated short term loans [Member] | Weighted Average [Member]
Disclosure of financial debt [Line Items]
Borrowings, interest rate		8.06%		3.13%
Dollar denominated short term loans [Member]
Disclosure of financial debt [Line Items]
Borrowings, interest rate		1.57%	1.05%	0.83%
Dollar denominated short term loans [Member] | Weighted Average [Member]
Disclosure of financial debt [Line Items]
Borrowings, interest rate		1.22%	1.04%	1.05%
Long term loans [Member]
Disclosure of financial debt [Line Items]
Borrowings, interest rate		7.48%	5.63%	3.56%
Long term loans [Member] | Weighted Average [Member]
Disclosure of financial debt [Line Items]
Borrowings, interest rate		7.72%	4.04%	3.07%
Unused lines of credit facility [Member]
Disclosure of financial debt [Line Items]
Non-current portion of non-current borrowings		$ 7,031,813	$ 5,551,263	$ 6,156,229